Interests in Structured Entities	12 Months Ended
Dec. 31, 2025
Interests In Structured Entities [Abstract]
Interests in Structured Entities	Interests in Structured Entities
The Company is involved with both consolidated and unconsolidated structured entities (“SEs”) which are established to generate investment and fee income. The Company is also involved with SEs that are used to facilitate financing for the
Company. These entities may have some or all of the following features: control is not readily identified based on voting rights;
restricted activities designed to achieve a narrow objective; high amount of leverage; and / or highly structured capital.
The Company only discloses its involvement in significant consolidated and unconsolidated SEs. In assessing the significance, the Company considers the nature of its involvement with the SE, including whether it is sponsored by the Company (i.e., initially organized and managed by the Company). Other factors considered include the Company’s investment in the SE as compared to total invested assets, its returns from the SE as compared to total net investment income, the SE’s size as compared to total funds under management, and its exposure to any other risks from its involvement with the SE.
The Company does not provide financial or other support to its SEs, when it does not have a contractual obligation to do so.
Consolidated Structured EntitiesInvestment SEs
The Company acts as an investment manager of timberlands and timber companies. The Company’s general fund and segregated funds invest in many of these companies. The Company has control over one timberland company which it manages, Hancock Victoria Plantations Holdings PTY Limited (“HVPH”). HVPH is a SE primarily because the Company’s employees exercise voting rights over it on behalf of other investors. As at December 31, 2025, the Company’s consolidated timber assets owned by HVPH were $1,509 (2024 – $1,273). The Company does not provide guarantees to other parties against the risk of loss from their investments in HVPH.
Financing SEs
The Company securitizes certain HELOC mortgages which are collateralized by residential properties. This activity is facilitated by consolidated entities that are SEs because their operations are limited to issuing and servicing the Company’s funding.
Further information regarding the Company’s mortgage securitization program is included in note 3.
Unconsolidated Structured Entities
Investment SEs
The following table presents the Company’s investments and maximum exposure to loss from significant unconsolidated investment SEs, some of which are sponsored by the Company. The Company does not provide guarantees to other parties against the risk of loss from their investments in these SEs.

	Company’s investment(1)		Company’s maximum exposure to loss(2)
As at December 31,	2025	2024	2025	2024
Leveraged leases(3)	$4,266	$4,300	$4,266	$4,300
Infrastructure entities(4)	3,477	3,282	4,471	4,174
Timberland entities(5)	716	759	716	759
Real estate entities(6)	609	601	609	601
Total	$9,068	$8,942	$10,062	$9,834
(1)The Company’s investments in these unconsolidated SEs are included in invested assets and the Company’s returns from them are included in net investment income and OCI.
(2)The Company’s maximum exposure to loss from each SE is limited to amounts invested in each, plus unfunded capital commitments, if any. The Company’s investment commitments are disclosed in note 18. The maximum loss from any SE is expected to occur only upon the SE’s bankruptcy/liquidation.
(3)These entities are statutory business trusts which use capital provided by the Company and senior debt provided by other parties to finance the acquisition of assets. These assets are leased by the trusts to third-party lessees under long-term leases. The Company owns equity capital in these trusts. The Company does not consolidate any of these trusts because the Company does not have power to govern their financial and operating policies.
(4)These entities invest in infrastructure assets. The Company invests in their equity. The Company’s returns include investment income, investment management fees, and performance fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.
(5)These entities own and operate timberlands. The Company invests in their equity and debt. The Company’s returns include investment income, investment advisory fees, forestry management fees and performance advisory fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.
(6)These entities, which include the Manulife U.S. REIT, own and manage commercial real estate. The Company invests in their equity. The Company’s returns include investment income, investment management fees, property management fees, acquisition/disposition fees and leasing fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.
Financing SEs
The Company’s interests in and maximum exposure to loss from significant unconsolidated financing SEs are as follows.

	Company’s interests(1)
As at December 31,	2025	2024
Manulife Finance (Delaware), L.P.(2)	$681	$710
Total	$681	$710
(1)The Company’s interests include amounts borrowed from the SE; the Company’s investment in its equity and subordinated capital; and foreign currency and interest rate swaps with it.
(2)This entity is a wholly owned partnership used to facilitate the Company’s financing. Refer to notes 10 (a) and 18 (d).
(I)Other Invested Assets
The Company has investment relationships with a variety of other entities, which result from its direct investment in their debt and / or equity and which have been assessed for control. These other entities’ investments include but are not limited to investments in infrastructure, energy, private equity, real estate and agriculture, organized as limited partnerships and limited liability companies. Most of these other entities are not sponsored by the Company. The Company’s involvement with these other entities is not individually significant. As such, the Company neither provides summary financial data for these entities nor individually assesses whether they are SEs. The Company’s maximum exposure to losses because of its involvement with these other entities is limited to its investment in them and amounts committed to be invested but not yet funded. The Company records its income from these entities in net investment income and AOCI. The Company does not provide guarantees to other parties against the risk of loss from their investments in these other entities.
Interest in Securitized Assets
The Company invests in mortgage/asset-backed securities issued by securitization vehicles sponsored by other parties, including private issuers and government sponsored issuers, to generate investment income. The Company does not own a controlling financial interest in any of the issuers. These securitization vehicles are SEs based on their narrow scope of activities and highly leveraged capital structures. Investments in mortgage/asset-backed securities are reported on the Consolidated
Statements of Financial Position as debt securities and private placements, and their fair value and carrying value are disclosed in note 3. The Company’s maximum loss from these investments is limited to amounts invested.
Commercial mortgage-backed securities (“CMBS”) are secured by commercial mortgages and residential mortgage backed securities (“RMBS”) are secured by residential mortgages. Asset-backed securities (“ABS”) may be secured by various underlying assets including credit card receivables, automobile loans and aviation leases. The mortgage/asset-backed securities that the Company invests in primarily originate in North America.
The following table presents investments in securitized holdings by the type and asset quality.

	2025				2024
As at December 31,	CMBS	RMBS	ABS	Total	Total
AAA	$787	$1	$820	$1,608	$1,181
AA	-	-	433	433	319
A	-	-	154	154	378
BBB	-	-	50	50	41
BB and below	-	-	128	128	53
Total exposure	$787	$1	$1,585	$2,373	$1,972
(III)Mutual Funds
The Company sponsors and may invest in a range of public mutual funds with a broad range of investment styles. As sponsor, the Company organizes mutual funds that implement investment strategies on behalf of current and future investors. The
Company earns fees which are at market rates for providing advisory and administrative services to these mutual funds.
Generally, the Company does not control its sponsored mutual funds because either the Company does not have power to govern their financial and operating policies, or its returns in the form of fees and ownership interests are not significant, or both.
Certain mutual funds are SEs because their decision-making rights are not vested in voting equity interests and their investors are provided with redemption rights.
The Company’s relationships with these mutual funds are not individually significant. As such, the Company neither provides summary financial data for these mutual funds nor individually assesses whether they are SEs. The Company’s interest in mutual funds is limited to its investment and fees earned, if any. The Company’s investments in mutual funds are recorded as part of its investment in public equities within the Consolidated Statements of Financial Position. For information regarding the Company’s invested assets, refer to note 3. The Company does not provide guarantees to other parties against the risk of loss from these mutual funds.
As sponsor, the Company’s investment in (“seed”) startup capital of mutual funds as at December 31, 2025 was $1,239 (2024 –
$1,149). The Company’s retail mutual fund assets under management as at December 31, 2025 were $338,443 (2024 –
$333,598).